Segmented Information - Narrative (Details) $ in Millions	Dec. 31, 2019 CAD ($) segment	Dec. 31, 2018 CAD ($)	Mar. 31, 2018 CAD ($)
Disclosure of operating segments [line items]
Insurance contract liabilities	$ 131,184	$ 121,923
Number of operating segments | segment	5
SLF U.S.
Disclosure of operating segments [line items]
Insurance contract liabilities	$ 26,739	26,186
SLF Asia
Disclosure of operating segments [line items]
Insurance contract liabilities	23,207	21,525
Individual non-participating life and health
Disclosure of operating segments [line items]
Insurance contract liabilities	39,933	37,528
Individual non-participating life and health | SLF U.S.
Disclosure of operating segments [line items]
Insurance contract liabilities	13,832	13,239
Individual non-participating life and health | SLF Asia
Disclosure of operating segments [line items]
Insurance contract liabilities	$ 12,188	$ 12,463	$ 0